Net debt	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Net debt
29. Net debt

We define net debt as the amount of borrowings and overdrafts less cash, current financial investments and related financing derivatives.

(a) Composition of net debt
Net debt is comprised as follows:

	2021	2020	2019
	£m	£m	£m
Cash and cash equivalents	157	73	252
Current financial investments	2,342	1,998	1,981
Borrowings	(31,220)	(30,794)	(28,730)
Financing derivatives¹	175	133	(32)
	(28,546)	(28,590)	(26,529)
1.    The financing derivatives balance included in net debt excludes the commodity derivatives (see note 17).

(b) Analysis of changes in net debt

	Notes	Cash and cash equivalents £m	Financial investments £m	Borrowings £m	Financing derivatives £m	Total[1] £m
At 1 April 2018		329	2,694	(26,625)	600	(23,002)
Impact of transition to IFRS 9	37	—	—	(32)	—	(32)
Cash flow	29(c)	(80)	(846)	(240)	422	(744)
Fair value gains and losses		—	14	(9)	(1,011)	(1,006)
Foreign exchange movements		3	79	(724)	—	(642)
Interest income/(charges)	6	—	29	(1,062)	(43)	(1,076)
Other non-cash movements		—	11	(38)	—	(27)
At 1 April 2019		252	1,981	(28,730)	(32)	(26,529)
Impact of transition to IFRS 16	37	—	—	(474)	—	(474)
Cash flow	29(c)	(183)	(42)	450	450	675
Fair value gains and losses		—	1	(57)	(246)	(302)
Foreign exchange movements		4	24	(807)	—	(779)
Interest income/(charges)	6	—	34	(1,092)	(39)	(1,097)
Other non-cash movements		—	—	(84)	—	(84)
At 1 April 2020		73	1,998	(30,794)	133	(28,590)
Cash flow	29(c)	95	429	(2,336)	4	(1,808)
Fair value gains and losses		—	14	159	31	204
Foreign exchange movements		(7)	(106)	1,710	—	1,597
Interest income/(charges)	6	—	7	(946)	7	(932)
Other non-cash movements		—	—	(136)	—	(136)
Reclassification to held for sale	10	(4)	—	1,123	—	1,119
At 31 March 2021		157	2,342	(31,220)	175	(28,546)
Balances at 31 March 2021 comprise:
Non-current assets		—	—	—	514	514
Current assets		157	2,342	—	428	2,927
Current liabilities		—	—	(3,737)	(70)	(3,807)
Non-current liabilities		—	—	(27,483)	(697)	(28,180)
		157	2,342	(31,220)	175	(28,546)
1.    Includes accrued interest at 31 March 2021 of £263 million (2020: £246 million; 2019: £223 million).
2.    Cash flows on current financial investments are comprised of £7 million (2020: £35 million; 2019: £24 million) of interest received and £436 million of cash inflows (2020: £7 million outflows; 2019: £822 million outflows) of net cash flow movements in short-term financial investments, as presented in the consolidated cash flow statement.
29. Net debt continued
(c) Reconciliation of cash flow from liabilities within net debt to cash flow statement

	2021		2020		2019
	Borrowings and other £m	Financing derivatives £m	Borrowings and other £m	Financing derivatives £m	Borrowings and other £m	Financing derivatives £m
Cash flows per financing activities section of cash flow statement:
Proceeds received from loans	5,645	—	4,218	—	2,932	—
Repayment of loans	(1,663)	—	(3,253)	—	(1,969)	—
Payments of lease liabilities	(112)	—	(121)	—	(70)	—
Net movements in short-term borrowings	(759)	—	(424)	—	179	—
Cash inflows on derivatives	—	58	—	62	—	221
Cash outflows on derivatives	—	(185)	—	(249)	—	(186)
Interest paid	(804)	(31)	(904)	(53)	(856)	(58)
Cash flows per financing activities section of cash flow statement	2,307	(158)	(484)	(240)	216	(23)
Adjustments:
Non-net debt-related items	29	—	34	—	24	—
Derivative cash inflow in relation to capital expenditure	—	10	—	13	—	13
Derivative cash inflows per investing section of cash flow statement	—	225	—	58	—	17
Derivative cash outflows per investing section of cash flow statement	—	(81)	—	(281)	—	(429)
Cash flows relating to financing liabilities within net debt	2,336	(4)	(450)	(450)	240	(422)

Analysis of changes in net debt:
Borrowings	2,336	—	(450)	—	240	—
Financing derivatives	—	(4)	—	(450)	—	(422)
Cash flow movements relating to financing liabilities within net debt	2,336	(4)	(450)	(450)	240	(422)

(d) Reconciliation of changes in liabilities arising from financing activities
The table below reconciles changes in liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes. For the purposes of this table, the liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the consolidated cash flow statement within financing activities. As a result we have separately disclosed the reconciliation below, excluding derivatives associated with our net investment hedges and derivatives associated with the hedging of capital expenditure, given that they are both classified in the consolidated cash flow statement within investing activities.

	Notes	Borrowings £m	Financing derivatives £m	Total £m
At 1 April 2018		(26,625)	553	(26,072)
Impact of transition to IFRS 9	37	(32)	—	(32)
Cash flow	29(c)	(240)	23	(217)
Fair value gains and losses		(9)	(334)	(343)
Foreign exchange movements		(724)	—	(724)
Interest charges	6	(1,062)	(14)	(1,076)
Other non-cash movements		(38)	—	(38)
At 1 April 2019		(28,730)	228	(28,502)
Impact of transition to IFRS 16	37	(474)	—	(474)
Cash flow	29(c)	450	240	690
Fair value gains and losses		(57)	(231)	(288)
Foreign exchange movements		(807)	—	(807)
Interest charges	6	(1,092)	(9)	(1,101)
Other non-cash movements		(84)	—	(84)
At 1 April 2020		(30,794)	228	(30,566)
Cash flow	29(c)	(2,336)	158	(2,178)
Fair value gains and losses		159	(301)	(142)
Foreign exchange movements		1,710	—	1,710
Interest charges	6	(946)	11	(935)
Other non-cash movements		(136)	—	(136)
Reclassification to held for sale	10	1,123	—	1,123
At 31 March 2021		(31,220)	96	(31,124)